SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2013
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2012AND 2013

(Amounts expressed in U.S. dollars)

RENESOLA LTD

BALANCE SHEETS

	As of December 31,
	2012	2013
ASSETS
Current assets:
Cash and cash equivalents	$5,364,702	$1,032,077
Prepaid expenses and other current assets	530,343	312,743
Derivative assets	177,482	723,211
Deferred convertible notes issue costs-current	784,456	784,456
Total current assets	6,856,983	2,852,487
Investment in subsidiaries	532,632,000	305,015,166
Deferred convertible notes insurance costs-non-current	1,725,755	941,300
Other long-term assets	305,556	—
Total assets	$541,520,294	$308,808,953

LIABILITIES AND EQUITY
Current liabilities:
Amount due to subsidiaries	$60,526,078	$13,147,024
Other current liabilities	2,810,984	3,216,865
Warranty liabilities	—	9,345,000
Total current liabilities	63,337,062	25,708,889
Income tax payable	93,473	93,473
Other long-term liabilities	2,582,693	2,582,693
Convertible notes payable-non-current	111,616,000	111,616,000
Total liabilities	177,629,228	140,001,055

Equity:
Common shares (500,000,000 shares authorized at December 31, 2012 and 2013; 173,346,064 shares issued and 172,773,664 shares outstanding at December 31, 2012; 204,346,064shares issued and 203,367,464 shares outstanding at December 31, 2013)	421,460,573	475,816,214
Additional paid-in capital	5,250,487	5,949,778
Retained earnings	(137,656,215)	(396,571,754)
Accumulated other comprehensive income	74,836,221	83,613,660
Total equity	363,891,066	168,807,898
Total Liabilities and Equity	$541,520,294	$308,808,953

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2012and 2013

(Amounts expressed in U.S. dollars except number of shares and per share data)

RENESOLA LTD

STATEMENTS OF INCOME

	Year ended December 31,
	2011	2012	2013
Cost of revenues-Product sales	$156,416	$68,930	$111,732
Gross loss	(156,416)	(68,930)	(111,732)
Operating expenses(income):
Sales and marketing	169,033	152,697	63,095
General and administrative	5,794,283	4,785,160	4,071,692
Research and development	101,350	61,724	27,608
Other operating expense (income)	(148,221)	(78,288)	30
Total operating expenses	5,916,445	4,921,293	4,162,425
Loss from operations	(6,072,861)	(4,990,223)	(4,274,157)
Non-operating (expense) income:
Interest income	917,376	28,223	440
Interest expense	(6,633,937)	(6,734,000)	(6,005,030)
Foreign exchange loss	(766)	(147)	905
Gains (losses) on derivative, net	(20,254,867)	(2,093,974)	(1,045,925)
Gains on repurchase of convertible notes	28,349,939	—	—
Fair value change of warrant liability	—	—	3,202,500
Loss before income taxes and equity in earnings of subsidiaries	(3,695,116)	(13,790,121)	(8,121,267)
Income tax benefit	1,521,441	—	—
Equity in earnings (losses) of subsidiaries	2,506,639	(228,725,418)	(250,794,272)
Net income (loss)	$332,964	$(242,515,539)	$(258,915,539)

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(Amounts expressed in U.S. dollars)

	Year ended December 31,
	2011	2012	2013
Net income (loss)	$332,964	$(242,515,539)	$(258,915,539)
Other comprehensive income:
Foreign currency translation adjustment	32,421,826	3,190,413	8,777,439
Reclassification adjustment for loss included in net income	3,043,258	—	—
Other comprehensive income	35,465,084	3,190,413	8,777,439
Comprehensive income (loss)	$35,798,048	$(239,325,126)	$(250,138,100)

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2012and 2013

(Amounts expressed in U.S. dollars)

RENESOLA LTD

STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2011	2012	2013
Net income (loss)	$332,964	$(242,515,539)	$(258,915,539)
Equity in (earnings) losses of subsidiaries	(2,506,639)	228,725,418	250,794,272
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	881,172	784,456	784,456
Gains on early extinguishment of debt	(28,349,939)	—
Share-based compensation	4,359,540	2,221,406	1,626,560
Losses (gains) on derivatives	20,254,867	2,093,974	1,045,925
Fair value change of warrant liability	—	—	(3,202,500)

Changes in assets and liabilities :
Other long-term assets	—	(305,556)	305,556
Prepaid expenses and other current assets	(176,305)	(239,795)	217,601
Other current liabilities	(1,671,890)	367,088	(309,043)
Other long-term liabilities	1,610,557	—	—
Net cash used in operating activities	(5,265,673)	(8,868,548)	(7,652,712)
Investing activities:
Investment in subsidiaries	(33,800,000)	(12,830,520)	(14,400,000)
Loans to subsidiaries	—	—	—
Net cash received from (paid for) settlement of derivatives	(11,370,796)	(1,777,265)	(876,730)
Net cash used in investing activities	(45,170,796)	(14,607,785)	(15,276,730)
Financing activities:
Issuance cost refund	—	8,779	—
Proceeds from exercise of share option	148,744	—	477,829
Proceeds from issuance of common shares	—	—	70,050,000
Net proceeds from issuance of convertible notes	200,000,000	—	—
Cash paid for repurchase of common shares	(1,943,822)	—	—
Cash paid for insurance cost	(7,154,772)	—	(4,551,958)
Purchase of capped call transaction	(23,840,999)	—	—
Cash paid for repurchase of convertible notes	(57,055,127)	—	—
Payment of loan from subsidiaries	(29,235,437)	(2,842,205)	(47,379,054)
Net cash provided by financing activities	80,918,587	(2,833,426)	18,596,817
Net increase (decrease) in cash and cash equivalents	30,482,118	(26,309,759)	(4,332,625)
Cash and cash equivalents, beginning of year	$1,192,343	$31,674,461	$5,364,702
Cash and cash equivalents, end of year	$31,674,461	$5,364,702	$1,032,077

Supplemental schedule of non-cash transactions
Conversion of debt to equity	$125,160,333	$—	$—
Capital reduction of ReneSola Singapore	$—	$70,820,977	$—

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2012and 2013

(Amounts expressed in U.S. dollars, unless otherwise stated)

Note to Schedule 1

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.